Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ (373.8)		$ (149.4)		$ 19.1		$ (134.9)
Operating costs	(1,508.2)	[1]	(3,109.4)	[2]	(2,647.6)	[3]	(2,085.3)	[4]
Liabilities excluding deferred income and mining taxes	2,562.5		3,197.3		2,052.8
Gold inventory change	5.6	[5]	77.2	[5]	29.4	[5]	34.7	[5]
Amortization and depreciation	(389.4)		(745.3)		(631.3)		(433.6)
Assets	10,710.0		10,077.4		9,181.4
Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	(1.4)		0.6		4.4		20.1
Operating costs	(43.6)	[1]	(126.5)	[2]	(118.5)	[3]	(106.0)	[4]
Liabilities excluding deferred income and mining taxes	(12.0)		(55.2)		(27.6)
Gold inventory change	(4.7)	[5]	1.4	[5]	5.9	[5]	11.4	[5]
Amortization and depreciation	(0.4)		38.1		6.9		26.3
Exploration, evaluation and feasibility costs	(1.8)	[6]	(83.1)	[6]	(1.6)	[6]	(1.6)	[6]
Assets	182.4		(174.9)		153.6
Reconciling items | Ifrs Provision For Retirement Costs Or Rehabilitation
Segment Reporting Information [Line Items]
Operating costs	0.4	[7]	(2.2)	[7]	1.7	[7]	4.7	[7]
Liabilities excluding deferred income and mining taxes	(12.0)	[7]	55.2	[7]	(27.6)	[7]
Amortization and depreciation	0.3	[7]	(0.2)	[7]	3.1	[7]	1.3	[7]
Assets	(2.3)	[7]	(49.5)	[7]	(18.0)	[7]
Reconciling items | Ifrs Original Gold Fields Uniting Of Interests Accounting
Segment Reporting Information [Line Items]
Amortization and depreciation	(2.7)	[8]	(5.6)	[8]	(5.3)	[8]	(5.0)	[8]
Assets	102.2	[8]	79.9	[8]	94.9	[8]
Reconciling items | Ifrs Gold Fields Purchase Price Net Asset Value Difference
Segment Reporting Information [Line Items]
Amortization and depreciation	(1.7)	[9]	(3.4)	[9]	(3.3)	[9]	(2.8)	[9]
Assets	41.5	[9]	31.3	[9]	38.6	[9]
Reconciling items | Ifrs St Ives And Agnew Valuation Of Traded Equity Securities
Segment Reporting Information [Line Items]
Amortization and depreciation	0.3	[10]	2.1	[10]	0.5	[10]	0.7	[10]
Assets	(2.3)	[10]			(2.3)	[10]
Reconciling items | Ifrs Valuation Of Traded Equity Securities Of Abosso
Segment Reporting Information [Line Items]
Amortization and depreciation	0.1	[11]	1.1	[11]	0.1	[11]	0.2	[11]
Assets	(1.1)	[11]			(1.1)	[11]
Reconciling items | Ifrs South Deep Acquisition Valuation
Segment Reporting Information [Line Items]
Assets	611.2	[12]	507.9	[12]	544.5	[12]
Reconciling items | Ifrs Waste Laybacks Cut Backs
Segment Reporting Information [Line Items]
Operating costs	(52.7)	[13]	(144.4)	[13]	(90.0)	[13]	(64.3)	[13]
Amortization and depreciation	16.3	[13]	39.6	[13]	54.6	[13]	13.1	[13]
Assets	(250.2)	[13]	(354.8)	[13]	(210.9)	[13]
Reconciling items | Ifrs Amortization Of Ore Resources Reserves
Segment Reporting Information [Line Items]
Amortization and depreciation	(23.2)	[14]	(23.3)	[14]	(37.6)	[14]	0.6	[14]
Assets	(156.1)	[14]	(180.9)	[14]	(113.7)	[14]
Reconciling items | Ifrs Amortizations Inclusion Of Future Mine Development Costs
Segment Reporting Information [Line Items]
Amortization and depreciation	13.5	[15]	34.7	[15]	1.4	[15]	19.9	[15]
Assets	88.7	[15]	123.9	[15]	64.4	[15]
Reconciling items | Ifrs Amortizations Capitalized Borrowing Costs
Segment Reporting Information [Line Items]
Amortization and depreciation	(3.3)	[16]	(6.9)	[16]	(6.6)	[16]	(1.7)	[16]
Assets	(10.9)	[16]	(15.2)	[16]	(6.6)	[16]
Reconciling items | Ifrs On Mine Exploration
Segment Reporting Information [Line Items]
Operating costs	(3.6)	[6]	(22.9)	[6]	(18.3)	[6]	(24.3)	[6]
Assets	(241.8)	[6]	(338.3)	[6]	(206.2)	[6]
Reconciling items | Ifrs Investment In Affiliates
Segment Reporting Information [Line Items]
Assets	15.7	[17]	9.6	[17]	(16.7)	[17]
Reconciling items | Ifrs Deferred Waste Stripping
Segment Reporting Information [Line Items]
Operating costs	12.3	[18]	43.0	[18]	(11.9)	[18]	(22.1)	[18]
Assets	(84.8)	[18]	(43.6)	[18]	(84.8)	[18]
Reconciling items | Ifrs Inventory Costs Adjustments
Segment Reporting Information [Line Items]
Gold inventory change	(5.3)	[19]	1.3	[19]	4.5	[19]	6.3	[19]
Assets	14.2	[19]	15.7	[19]	18.8	[19]
Reconciling items | Ifrs Impairment Of Agnew
Segment Reporting Information [Line Items]
Assets	(50.9)	[20]	(51.5)	[20]	(44.0)	[20]
Reconciling items | Ifrs Interest Capitalization Borrowing Costs
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations					(5.2)	[16]	51.7	[16]
Assets	110.6	[16]	91.8	[16]	98.7	[16]
Reconciling items | Ifrs Inventory Stockpiles Impairment Adjustments
Segment Reporting Information [Line Items]
Gold inventory change	0.6	[21]	0.1	[21]	1.4	[21]	5.1	[21]
Assets	(1.3)	[21]	(1.2)	[21]	(2.0)	[21]
Reconciling items | Ifrs Impairment Of Assets
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.2)	[22]
Reconciling items | Ifrs Mvelaphanda Transaction Interest Paid
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(32.4)	[23]
Reconciling items | Ifrs Mvelaphanda Transaction Debt Issuance Costs
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.5)	[23]
Reconciling items | Ifrs Mvelaphanda Transaction Profit On Close Out Of Hedge
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							4.9	[23]
Reconciling items | Ifrs Other
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ (1.4)		$ 0.6		$ 9.6		$ (3.3)

[1]	Operating costs for management reporting purposes includes: Corporate expenditure-$20.7 million, Environmental rehabilitation-$10.9 million and Employee termination costs-$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure-$25.9 million, Environmental rehabilitation-$24.9 million and Employee termination costs-$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure-$47.5 million, Environmental rehabilitation-$19.3 million and Employee termination costs-$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure-$35.5 million, Environmental rehabilitation-$13.9 million and Employee termination costs-$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Exploration, feasibility and evaluation costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[7]	Provision for rehabilitation Amortization of rehabilitation asset The rehabilitation asset's carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge. Revisions to the asset retirement obligation For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.
[8]	Business combination-formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[9]	Business combination-formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[10]	Business combination-purchase of St. Ives and Agnew For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[11]	Business combination-purchase of Abosso For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[12]	Business combinations-purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced. For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[13]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[14]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[15]	Amortization-inclusion of future costs For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[16]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[17]	Investments in equity investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[18]	Deferred stripping For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[19]	Inventory Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.
[20]	Impairment of Agnew For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.
[21]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.
[22]	Impairment of assets Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.
[23]	Mvelaphanda transaction - Classification of instrument For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt. - Interest paid Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement. - Debt issuance cost For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable. - Fair value hedge accounting For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt. - Profit on close out of hedge For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.